Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Opportunities Fund

July 31, 2019

ILF-QTLY-0919
1.873106.110

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value
Argentina - 0.3%
Central Puerto SA sponsored ADR (a)	1,321,700	$12,172,857
Grupo Financiero Galicia SA sponsored ADR	718,400	26,394,016
Inversiones y Representaciones SA ADR (a)	1,050,804	10,823,281

TOTAL ARGENTINA		49,390,154

Australia - 0.1%
Frontier Digital Ventures Ltd. (a)(b)	14,907,490	9,090,810
Belgium - 0.5%
Titan Cement International Trading SA (a)	3,614,100	76,015,365
Bermuda - 1.2%
AGTech Holdings Ltd. (a)	53,216,000	3,046,756
Cosan Ltd. Class A (a)	1,422,732	20,871,478
Credicorp Ltd. (United States)	242,840	52,936,692
GP Investments Ltd. Class A (depositary receipt) (a)(b)	7,634,637	10,702,715
Kunlun Energy Co. Ltd.	10,820,000	9,436,423
Marvell Technology Group Ltd.	641,000	16,832,660
Pacific Basin Shipping Ltd.	87,704,000	18,005,274
Shangri-La Asia Ltd.	53,150,000	64,666,006

TOTAL BERMUDA		196,498,004

Brazil - 5.9%
Atacadao Distribuicao Comercio e Industria Ltda	10,145,300	62,232,624
Azul SA sponsored ADR (a)	1,176,800	47,895,760
Banco do Brasil SA	13,318,000	171,764,110
BM&F BOVESPA SA	1,861,000	20,573,477
BTG Pactual Participations Ltd. unit	4,320,700	67,657,587
Centrais Eletricas Brasileiras SA (Electrobras) (a)	2,004,120	20,685,285
Companhia de Saneamento de Minas Gerais	2,782,070	49,133,732
Direcional Engenharia SA (b)	10,016,460	33,043,938
Localiza Rent A Car SA	4,698,270	54,167,956
Natura Cosmeticos SA	8,070,100	129,350,824
Notre Dame Intermedica Participacoes SA	4,594,900	52,614,967
Petrobras Distribuidora SA	7,819,700	54,503,392
Rumo SA (a)	9,575,100	54,996,578
Suzano Papel e Celulose SA	5,533,400	44,469,029
Totvs SA	1,012,000	12,860,980
Vale SA sponsored ADR	6,105,570	79,311,354

TOTAL BRAZIL		955,261,593

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	955,600	24,386,912
Canada - 0.2%
Pan American Silver Corp.	1,871,800	28,432,642
Cayman Islands - 21.1%
51job, Inc. sponsored ADR (a)	60,253	4,672,620
58.com, Inc. ADR (a)	238,964	13,472,790
Airtac International Group	3,860,000	39,367,182
Alibaba Group Holding Ltd. sponsored ADR (a)	3,865,406	669,140,433
Ant International Co. Ltd. Class C (a)(c)(d)	6,359,848	48,716,436
Chailease Holding Co. Ltd.	5,928,650	24,840,900
China Biologic Products Holdings, Inc. (a)(e)	216,591	20,777,575
China Resources Land Ltd.	14,220,000	60,767,873
China State Construction International Holdings Ltd.	35,294,000	36,255,140
CStone Pharmaceuticals Co. Ltd. (a)(f)	14,238,500	21,447,505
ENN Energy Holdings Ltd.	4,024,300	41,395,579
Haitian International Holdings Ltd.	15,053,000	30,409,918
Hansoh Pharmaceutical Group Co. Ltd. (f)	11,502,000	30,910,665
Hutchison China Meditech Ltd. sponsored ADR (a)	936,300	19,578,033
HUYA, Inc. ADR (a)(e)	2,712,520	61,492,828
iQIYI, Inc. ADR (a)(e)	1,139,900	21,190,741
JD.com, Inc. sponsored ADR (a)	5,428,504	162,366,555
Kingdee International Software Group Co. Ltd.	15,315,000	14,588,672
Kingsoft Corp. Ltd. (a)	58,162,100	125,314,719
Koolearn Technology Holding Ltd. (a)(f)	11,736,500	16,327,036
LexinFintech Holdings Ltd. ADR (a)	702,000	7,441,200
Meituan Dianping Class B	39,044,198	315,718,684
Momo, Inc. ADR	2,103,010	71,439,250
NetEase, Inc. ADR	270,100	62,344,482
PagSeguro Digital Ltd. (a)	434,800	18,905,104
Pinduoduo, Inc. ADR(e)	4,029,200	89,730,284
PPDAI Group, Inc. ADR	1,206,700	4,681,996
Qutoutiao, Inc. ADR (e)	2,617,600	10,575,104
Sea Ltd. ADR (a)	314,522	11,039,722
Shenzhou International Group Holdings Ltd.	13,420,600	185,106,505
Shimao Property Holdings Ltd.	9,884,000	27,297,661
Sunny Optical Technology Group Co. Ltd.	3,538,500	40,917,041
Tencent Holdings Ltd.	19,959,899	929,991,036
Tencent Music Entertainment Group ADR (a)(e)	685,800	9,786,366
Uni-President China Holdings Ltd.	63,595,000	75,217,443
Weidai Ltd. ADR	390,551	3,194,707
Wise Talent Information Technology Co. Ltd. (a)	6,670,603	15,821,045
Wuxi Biologics (Cayman), Inc. (a)(f)	4,363,500	46,372,061
YY, Inc. ADR (a)	265,700	17,055,283
Zai Lab Ltd. ADR (a)	689,300	22,140,316

TOTAL CAYMAN ISLANDS		3,427,808,490

Chile - 0.6%
Compania Cervecerias Unidas SA sponsored ADR	860,900	24,070,764
Vina Concha y Toro SA	34,096,719	68,531,008

TOTAL CHILE		92,601,772

China - 10.1%
BBMG Corp. (H Shares)	100,518,500	29,246,163
Beijing Sinnet Technology Co. Ltd. (A Shares)	3,255,100	8,898,814
China Communications Construction Co. Ltd. (H Shares)	26,168,000	22,022,600
China Life Insurance Co. Ltd. (H Shares)	81,313,400	207,119,065
China Longyuan Power Grid Corp. Ltd. (H Shares)	56,719,690	34,683,555
China Oilfield Services Ltd. (H Shares)	44,690,000	50,413,961
China Pacific Insurance (Group) Co. Ltd. (H Shares)	21,772,294	92,869,262
China Petroleum & Chemical Corp. (H Shares)	148,534,000	95,360,444
China Tower Corp. Ltd. (H Shares) (f)	123,048,000	31,801,517
Glodon Co. Ltd. (A Shares)	2,215,300	11,184,053
Haier Smart Home Co. Ltd. (A Shares)	73,540,014	178,374,774
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	2,938,164	13,018,019
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	5,067,750	36,633,056
Industrial & Commercial Bank of China Ltd. (H Shares)	510,480,400	342,811,424
PICC Property & Casualty Co. Ltd. (H Shares)	28,645,750	34,012,992
Ping An Bank Co. Ltd. (A Shares)	11,412,700	23,213,959
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	19,191,000	226,181,551
Shanghai International Airport Co. Ltd. (A Shares)	3,930,030	46,941,933
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,506,600	34,536,484
Sinopec Engineering Group Co. Ltd. (H Shares)	25,125,500	19,683,529
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	10,141,088	22,993,560
Tsingtao Brewery Co. Ltd. (H Shares)	10,332,000	60,429,243
WuXi AppTec Co. Ltd. (H Shares) (e)(f)	2,937,640	27,139,124

TOTAL CHINA		1,649,569,082

Egypt - 0.0%
Six of October Development & Investment Co.	8,483,497	6,817,553
Hong Kong - 2.9%
AIA Group Ltd.	1,966,400	20,127,615
China Everbright International Ltd.	27,999,000	24,656,195
China Overseas Land and Investment Ltd.	30,629,000	104,416,073
China Resources Beer Holdings Co. Ltd.	19,960,666	93,524,877
China Resources Power Holdings Co. Ltd.	12,480,397	17,922,069
China Unicom Ltd.	29,303,000	28,548,604
China Unicom Ltd. sponsored ADR	756,600	7,414,680
CNOOC Ltd.	80,767,000	133,165,823
Far East Horizon Ltd.	20,131,750	18,724,645
Hong Kong Exchanges and Clearing Ltd.	853,500	28,683,026

TOTAL HONG KONG		477,183,607

Hungary - 0.3%
OTP Bank PLC	1,144,500	47,781,282
India - 9.7%
Adani Ports & Special Economic Zone Ltd. (a)	9,709,881	53,012,311
Axis Bank Ltd.	10,983,064	107,048,824
Axis Bank Ltd. GDR (Reg. S)	109,427	5,361,923
Federal Bank Ltd.	32,752,694	43,716,618
ICICI Bank Ltd.	7,775,528	47,782,483
ICICI Bank Ltd. sponsored ADR	18,632,870	227,507,343
IndoStar Capital Finance Ltd. (f)	2,553,097	10,886,948
Indraprastha Gas Ltd. (a)	10,266,094	45,017,902
ITC Ltd.	25,009,454	97,787,509
JK Cement Ltd.	2,878,531	40,255,278
JM Financial Ltd.	9,961,116	9,622,980
Larsen & Toubro Ltd.	3,382,144	67,844,683
LIC Housing Finance Ltd.	17,863,831	133,808,050
Manappuram General Finance & Leasing Ltd.	29,019,194	47,642,850
NTPC Ltd.	16,823,407	30,866,000
Oberoi Realty Ltd. (a)	5,374,141	42,731,210
Petronet LNG Ltd.	8,931,180	30,571,026
Phoenix Mills Ltd.	3,352,538	31,189,509
Power Grid Corp. of India Ltd.	14,771,646	45,097,642
Reliance Industries Ltd.	12,065,392	203,128,775
Shree Cement Ltd.	197,100	57,541,372
Shriram Transport Finance Co. Ltd.	3,320,198	46,532,146
SREI Infrastructure Finance Ltd. (b)	34,347,541	5,862,778
State Bank of India (a)	29,580,144	141,974,230

TOTAL INDIA		1,572,790,390

Indonesia - 1.5%
PT Bank Mandiri (Persero) Tbk	165,132,800	92,902,799
PT Bank Rakyat Indonesia Tbk	461,112,200	146,116,299

TOTAL INDONESIA		239,019,098

Japan - 0.8%
Keyence Corp.	32,300	18,743,441
Murata Manufacturing Co. Ltd.	235,800	10,797,557
Nintendo Co. Ltd.	75,900	27,923,074
Renesas Electronics Corp. (a)	4,516,500	26,943,731
SoftBank Corp.	284,900	14,546,468
Square Enix Holdings Co. Ltd.	367,300	12,643,979
Zozo, Inc.	641,000	12,155,373

TOTAL JAPAN		123,753,623

Korea (South) - 10.7%
AMOREPACIFIC Group, Inc.	1,004,069	48,244,876
BS Financial Group, Inc.	5,153,371	30,272,687
Daou Technology, Inc.	1,882,318	32,140,982
Hyundai Fire & Marine Insurance Co. Ltd.	1,024,475	24,057,512
Hyundai Mobis	1,263,342	254,578,690
Iljin Materials Co. Ltd. (a)	377,883	11,805,588
Kakao Corp.	148,670	15,771,612
KB Financial Group, Inc.	3,435,035	125,001,561
Korea Electric Power Corp. (a)	739,775	17,343,807
Korea Electric Power Corp. sponsored ADR (a)(e)	298,600	3,502,578
LG Chemical Ltd.	145,996	41,120,369
LG Corp.	932,630	55,403,342
NAVER Corp.	139,748	16,145,865
NCSOFT Corp.	104,543	42,304,355
Netmarble Corp. (a)(f)	126,640	9,615,463
POSCO	478,306	89,778,199
S-Oil Corp.	416,260	32,748,939
Samsung Biologics Co. Ltd. (a)(f)	110,890	25,959,698
Samsung Electronics Co. Ltd.	14,052,378	530,021,178
Samsung SDI Co. Ltd.	306,874	63,642,016
Shinhan Financial Group Co. Ltd.	2,231,535	81,398,852
SK Hynix, Inc.	2,864,864	182,630,755

TOTAL KOREA (SOUTH)		1,733,488,924

Malaysia - 0.3%
British American Tobacco (Malaysia) Bhd	3,448,100	18,831,465
IHH Healthcare Bhd	22,188,000	30,720,551

TOTAL MALAYSIA		49,552,016

Mexico - 1.8%
America Movil S.A.B. de CV Series L sponsored ADR	2,548,800	35,657,712
Fibra Uno Administracion SA de CV	19,967,500	25,663,011
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	3,693,800	37,067,624
Grupo Financiero Banorte S.A.B. de CV Series O	12,545,318	63,159,469
Macquarie Mexican (REIT) (f)	34,815,940	39,369,195
Wal-Mart de Mexico SA de CV Series V	29,703,600	87,636,373

TOTAL MEXICO		288,553,384

Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	9,823,000	15,691,612
Netherlands - 0.2%
NXP Semiconductors NV	183,400	18,961,726
Yandex NV Series A (a)	566,412	22,214,679

TOTAL NETHERLANDS		41,176,405

Nigeria - 0.3%
Guaranty Trust Bank PLC	129,087,661	10,120,330
Guaranty Trust Bank PLC GDR (Reg. S)	3,205,904	12,182,435
Transnational Corp. of Nigeria PLC	691,079,906	1,831,433
Zenith Bank PLC	576,484,563	29,122,616

TOTAL NIGERIA		53,256,814

Pakistan - 0.1%
Habib Bank Ltd.	22,230,000	16,753,286
Panama - 0.3%
Copa Holdings SA Class A	447,200	45,211,920
Peru - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	7,304,900	111,326,676
Philippines - 0.7%
Metropolitan Bank & Trust Co.	49,249,822	73,117,066
Robinsons Land Corp.	69,932,631	37,314,652

TOTAL PHILIPPINES		110,431,718

Poland - 0.2%
Dino Polska SA (a)(f)	841,600	31,723,258
Russia - 5.4%
Lukoil PJSC sponsored ADR	2,138,700	176,057,784
MMC Norilsk Nickel PJSC sponsored ADR (e)	4,667,800	107,919,536
NOVATEK OAO GDR (Reg. S)	540,800	113,459,840
RusHydro PJSC	100	1
Sberbank of Russia	48,131,750	175,616,068
Sberbank of Russia sponsored ADR	15,254,194	228,050,200
Tatneft PAO	4,115,600	48,057,094
Unipro PJSC	679,860,196	28,413,184

TOTAL RUSSIA		877,573,707

Singapore - 0.2%
First Resources Ltd.	31,373,000	35,538,091
South Africa - 5.1%
AngloGold Ashanti Ltd.	4,279,700	73,545,342
Barclays Africa Group Ltd.	11,964,053	132,568,862
Bidvest Group Ltd.	2,911,145	37,279,138
Impala Platinum Holdings Ltd. (a)	20,402,200	108,842,644
Motus Holdings Ltd.	3,161,400	16,288,617
Mr Price Group Ltd.	4,505,500	55,306,117
Naspers Ltd. Class N	1,464,800	357,060,073
Pick 'n Pay Stores Ltd.	9,226,100	42,598,258

TOTAL SOUTH AFRICA		823,489,051

Taiwan - 5.4%
Delta Electronics, Inc.	3,773,000	18,190,886
Formosa Plastics Corp.	17,358,000	55,770,153
King's Town Bank	5,545,279	5,657,982
Largan Precision Co. Ltd.	161,900	21,859,044
MediaTek, Inc.	1,875,000	18,731,584
Nanya Technology Corp.	19,856,000	46,404,133
Taiwan Semiconductor Manufacturing Co. Ltd.	74,754,284	613,967,929
Unified-President Enterprises Corp.	40,677,000	105,164,285

TOTAL TAIWAN		885,745,996

Thailand - 1.0%
PTT Global Chemical PCL (For. Reg.)	31,674,100	61,878,279
Siam Cement PCL (For. Reg.)	7,333,400	103,042,961

TOTAL THAILAND		164,921,240

Turkey - 0.7%
Aselsan A/S	12,249,900	41,593,909
Enerjisa Enerji A/S (f)	6,061,200	6,581,414
Tupras Turkiye Petrol Rafinerileri A/S	2,725,696	68,374,385

TOTAL TURKEY		116,549,708

United Arab Emirates - 0.4%
Emaar Properties PJSC	40,232,432	60,570,722
United Kingdom - 0.2%
Mondi PLC	1,245,878	27,040,833
Tonghua Dongbao Pharmaceutical Co. Ltd. ELS (UBS AG London Bank Warrant Program) A warrants 4/8/20 (a)(f)	6,033,171	13,685,412

TOTAL UNITED KINGDOM		40,726,245

United States of America - 1.4%
Activision Blizzard, Inc.	724,700	35,321,878
DouYu International Holdings Ltd. ADR	6,379,302	62,325,781
MercadoLibre, Inc. (a)	210,100	130,560,342

TOTAL UNITED STATES OF AMERICA		228,208,001

Vietnam - 0.1%
Vietnam Technological & Commercial Joint Stock Bank (a)	16,417,800	14,419,280
TOTAL COMMON STOCKS
(Cost $11,712,276,567)		14,721,308,431

Nonconvertible Preferred Stocks - 5.1%
Brazil - 3.7%
Ambev SA sponsored ADR	14,390,400	75,837,408
Banco do Estado Rio Grande do Sul SA	3,946,486	24,311,682
Companhia Paranaense de Energia-Copel:
(PN-B)	95,800	1,233,789
(PN-B) sponsored ADR	4,645,439	59,972,617
Itau Unibanco Holding SA sponsored ADR	23,542,916	215,417,681
Metalurgica Gerdau SA (PN)	27,172,822	47,348,714
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	11,045,500	151,544,260
Telefonica Brasil SA	2,074,500	28,429,350

TOTAL BRAZIL		604,095,501

Korea (South) - 1.4%
Hyundai Motor Co. Series 2	2,042,480	140,901,364
Samsung Electronics Co. Ltd.	2,533,222	78,019,419
Samsung Fire & Marine Insurance Co. Ltd.	56,714	8,619,225

TOTAL KOREA (SOUTH)		227,540,008

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $586,766,602)		831,635,509
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.08% to 2.31% 8/29/19 to 9/26/19(g)
(Cost $13,540,931)	13,580,000	13,542,612
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 2.43% (h)	358,425,895	358,497,580
Fidelity Securities Lending Cash Central Fund 2.43% (h)(i)	115,613,104	115,624,666
TOTAL MONEY MARKET FUNDS
(Cost $474,091,664)		474,122,246
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $12,786,675,764)		16,040,608,798
NET OTHER ASSETS (LIABILITIES) - 1.3%		215,222,196
NET ASSETS - 100%		$16,255,830,994

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	9,049	Sept. 2019	$464,032,720	$1,292,673	$1,292,673

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,716,436 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,819,296 or 1.9% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,343,156.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$35,678,747

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,970,769
Fidelity Securities Lending Cash Central Fund	1,453,673
Total	$8,424,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Direcional Engenharia SA	$23,285,743	$--	$4,909,346	$996,389	$561,231	$14,106,310	$33,043,938
Frontier Digital Ventures Ltd.	6,186,874	--	624,504	--	71,298	3,457,142	9,090,810
GP Investments Ltd. Class A (depositary receipt)	10,339,533	--	--	--	--	363,182	10,702,715
HUYA, Inc. ADR	--	100,239,678	51,028,777	--	4,785,068	7,496,859	--
Kingsoft Corp. Ltd.	102,004,017	--	29,332,442	--	(16,902,221)	69,545,365	--
Macquarie Mexican (REIT)	38,796,336	--	4,841,165	2,226,709	(3,515,144)	8,929,168	--
SREI Infrastructure Finance Ltd.	15,352,257	--	2,808	247,644	(4,771)	(9,481,900)	5,862,778
Total	$195,964,760	$100,239,678	$90,739,042	$3,470,742	$(15,004,539)	$94,416,126	$58,700,241

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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